Segment and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenue
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Revenue
Product sale - Bitcoin mining machines and related accessories	$25,800,263	$39,756,156	$7,951,296
Product sale - Telecommunication	3,736,961	8,566,866	1,725,982
Service - Management and maintenance	86,344	3,127,225	9,327,023
Service - Cross-border payment and foreign exchange services	2,598,865	-	-
Service - Other revenue	105,686	-	-
	$32,328,119	$51,450,247	$19,004,301

Schedule of property, plant and equipment, right-of- use assets, intangible assets and goodwill
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Geographic region
Revenue
Mainland China	$29,623,568	$51,432,545	$18,962,130
United States of America	-	-	9,338
Other foreign countries	2,704,551	17,702	32,833
	$32,328,119	$51,450,247	$19,004,301

Schedule of property, plant and equipment, right-of- use assets, intangible assets and goodwill
	As of December 31,	As of December 31,
Geographic region	2022	2021
Mainland China	$38,070,043	$38,526,457
Hong Kong	90,949	18,074,339
Australia	10,955,261	2,108,281
Others foreign countries	2,486,139	401,763
	$51,602,392	$59,110,840